Fresh Start Accounting - Cumulative Impact Retained Earnings (Accumulated Deficit) Adjustments (Details) $ in Thousands	Sep. 01, 2019 USD ($)
Fresh-Start Adjustment [Line Items]
Dealer network and other intangible assets fair value adjustment	$ 144,700
Net gain on fresh start adjustments	989,312
Fresh Start Adjustments
Fresh-Start Adjustment [Line Items]
Property and equipment fair value adjustment	3,808
Subscriber accounts fair value adjustment	(55,936)
Dealer network and other intangible assets fair value adjustment	144,700
Goodwill	81,943
Other assets and liabilities fair value adjustments	731
Predecessor accumulated other comprehensive income, net	6,668
Net gain on fresh start adjustments	$ 181,914